Warrants - Additional information (Details) - $ / shares			6 Months Ended
	Jan. 24, 2025	Dec. 16, 2021	Jun. 30, 2025	Mar. 13, 2024
Warrants measured at fair value through profit and loss
Warrants
Number of warrants required to be exercised			10
Total exercise price of warrants to receive			$ 115
Redemption price			0.1
Trigger price			$ 180
Number of days entity's shares must trade			20 days
Trading period measured to determine			30 days
Warrants from underwritten public offering
Warrants
Number of shares entitled per public warrant	1
Tranche A Warrant
Warrants
Exercise price per share	$ 6
Warrants expiration period	5 years
Tranche B Warrant
Warrants
Number of shares entitled per public warrant	1
Exercise price per share	$ 7.5
Warrants expiration period	5 years
SF Warrants
Warrants
Number of shares entitled per public warrant				0.1
Exercise price per share				$ 50
Virgin Atlantic Warrants
Warrants
Number of shares entitled per public warrant		0.1
Exercise price per share		$ 100
MWC Option
Warrants
Number of shares entitled per public warrant		0.1
Number Of Options Awarded		2,000,000
Exercise price per share		$ 115